Condensed consolidated statements of financial position - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 4,848	$ 5,392	$ 5,358	$ 6,400
Restricted cash	50	84
Trade accounts receivable and other (including 365 and 272 from related parties at June 30, 2026 and December 31, 2025, respectively)	4,508	3,476
Inventories (note 2)	19,283	18,589
Prepaid expenses and other current assets	3,163	3,027
Assets held for sale (note 5)	140	37
Total current assets	31,992	30,605
Non-current assets:
Goodwill and intangible assets	5,461	5,252
Property, plant and equipment and biological assets	41,399	41,041
Investments in associates and joint ventures (note 4)	9,937	10,393
Other investments	283	353
Deferred tax assets	8,561	8,860
Other assets	1,517	1,199
Total non-current assets	67,158	67,098
Total assets	99,150	97,703
Current liabilities:
Short-term debt and current portion of long-term debt (note 9)	2,694	2,739
Trade accounts payable and other (including 417 and 352 to related parties at June 30, 2026 and December 31, 2025, respectively)	12,932	13,008
Short-term provisions (note 11)	939	1,039
Accrued expenses and other liabilities	5,321	5,168
Income tax liabilities	455	547
Liabilities held for sale (note 5)	54	19
Total current liabilities	22,395	22,520
Non-current liabilities:
Long-term debt, net of current portion (note 9)	11,727	10,671
Deferred tax liabilities	2,328	2,294
Deferred employee benefits	2,428	2,526
Long-term provisions (note 11)	1,889	1,616
Other long-term obligations	1,560	1,540
Total non-current liabilities	19,932	18,647
Total liabilities	42,327	41,167
Equity (note 7):
Equity attributable to the equity holders of the parent	54,820	54,466
Non-controlling interests	2,003	2,070
Total equity	56,823	56,536	$ 56,470	$ 51,286
Total liabilities and equity	$ 99,150	$ 97,703